Schedule of Operating Right of Use Lease Assets and Lease Liabilities (Details) - Jet Token, Inc. [Member] - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Operating lease right-of-use asset	$ 2,576,036
Accumulated amortization	(747,154)
Net balance	1,828,882	$ 2,081,568	$ 2,506,711
Lease liability, current portion	502,450	494,979
Lease liability, long-term	1,278,257	1,531,364
Total operating lease liabilities	$ 1,780,707	$ 2,026,343	$ 2,506,711